Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Funded status of defined benefit plan
The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2011	2010
Benefit obligation at beginning of year	$63,790	$58,142
Service cost	2,419	1,896
Interest cost	2,778	2,902
Plan amendments	-	1,099
Foreign currency exchange rate changes	(364)	178
Benefits paid	(3,168)	(2,665)
Actuarial (gain) loss	(516)	2,238
Benefit obligation at end of year	64,939	63,790
Plan assets at beginning of year	26,029	22,720
Company contributions	3,641	3,873
Foreign currency exchange rate changes	(385)	231
Benefits paid	(3,168)	(2,665)
Actual gain on plan assets	2,580	1,870
Plan assets at end of year	28,697	26,029
Funded status	$(36,242)	$(37,761)
Accumulated benefit obligation	$61,714	$59,903

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2011	2010
Accrued employee and retiree benefits	$(45,134)	$(45,265)
Prepaid expenses and other current assets	8,892	7,504
Net liability	$(36,242)	$(37,761)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2011	2010	2009
Service cost	$2,419	$1,896	$1,285
Interest cost	2,778	2,902	2,961
Expected return on plan assets	(1,520)	(1,367)	(1,103)
Amortization of prior service cost	3,112	3,011	1,824
Recognized actuarial loss	1,388	1,252	166
Defined benefit expense	$8,177	$7,694	$5,133

Summary of weighted average assumptions
Weighted-average liability assumptions as of December 31:

	2011	2010
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

Weighted-average cost assumptions for the year ended December 31:

	2011	2010
Discount rate	4.35%	5.04%
Expected return on plan assets	5.80%	6.06%
Rate of compensation increase	4.27%	4.38%

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income were as follows:
(in thousands)	2011	2010
Prior service cost	$3,330	$6,445
Unrecognized net actuarial loss	11,668	14,741